As filed with the Securities and Exchange Commission on June 24, 2021

Securities Act File No. 333-152915
Investment Company Act File No. 811-22227

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Post-Effective Amendment No. 198 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 200 ☒

(Check appropriate box or boxes.)

INDEXIQ ETF TRUST

(Exact Name of Registrant as Specified in Charter)

51 Madison Avenue
New York, NY 10010
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (888) 474-7725

Matthew V. Curtin, Esq.
IndexIQ Advisors LLC
51 Madison Avenue
New York, NY 10010

It is proposed that this filing will become effective:

☐ Immediately upon filing pursuant to paragraph (b)

☒  on July 16, 2021, pursuant to paragraph (b)(1) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐ on _______, pursuant to paragraph (a)(1) of Rule 485

☐ 75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐ on _______, pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒       This Post-Effective Amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: Shares of Beneficial Interest, no par value.

Explanatory Note

This Post-Effective Amendment No. 198 to the Registrant’s Registration Statement on Form N-1A is being filed solely for the purpose of delaying until July 16, 2021, the effectiveness of the registration statement for IQ Engender Equality ETF (the “Fund”) filed in Post-Effective Amendment No. 192 on December 18, 2020, the effectiveness of which was delayed pursuant to Post-Effective Amendment No. 194, filed on March 4, 2021, Post-Effective Amendment No. 195, filed on April 1, 2021, Post-Effective Amendment No. 196, filed April 29, 2021, and Post-Effective Amendment No. 197, filed on May 27, 2021.

This Post-Effective Amendment No. 198 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 192. This Post-Effective Amendment does not affect the currently effective prospectuses and statements of additional information for the other series of the Trust’s shares.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 198 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on this 24th day of June, 2021.

INDEXIQ ETF TRUST

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis
President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Reena Aggarwal*	Trustee	June 24, 2021
Reena Aggarwal

/s/ Michael A. Pignataro*	Trustee	June 24, 2021
Michael A. Pignataro

/s/ Paul D. Schaeffer*	Trustee	June 24, 2021
Paul D. Schaeffer

/s/ Kirk C. Lehneis	Trustee, President and	June 24, 2021
Kirk C. Lehneis	Principal Executive Officer

/s/ Adefolahan Oyefeso	Treasurer, Principal	June 24, 2021
Adefolahan Oyefeso	Financial Officer, and
Principal Accounting Officer

/s/ Matthew V. Curtin
Matthew V. Curtin, Attorney-in-fact*

* PURSUANT TO POWERS OF ATTORNEY PREVIOUSLY FILED